SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.    SUBSEQUENT EVENTS

        The Company has evaluated subsequent events through the filing of this registration statement and determined that there have been no events that have occurred that would require recognition in the consolidated financial statements or disclosure herein.

20.SUBSEQUENT EVENTS

On January 23, 2020, we entered into a new mezzanine term debt facility, Term Debt Facility 2020 M‑1, with $300 million in borrowing capacity, a 10% interest rate and a final maturity date of January 23, 2026.

On March 11, 2020, the World Health Organization characterized the outbreak of a novel strain of coronavirus (COVID‑19) as a pandemic. Since that time, this outbreak has spread throughout the United States inclusive of the states in which we have operations. In response to the developments of COVID‑19, we significantly reduced our acquisition of property inventory and paused making new offers to purchase homes from customers. We relaunched offers to purchase homes in Phoenix in May and continued to relaunch other markets in the subsequent weeks and months. We resumed operations across all of our markets by the end of August 2020. On April 15, 2020, we announced a workforce reduction of 600 employees. We provided post-employment benefits to impacted employees for a total cost of $11.3 million and incurred $1.1 million of costs related to the exiting of certain non-cancelable leases with no future benefits to the Company.

On April 6, 2020, we amended one of our existing mezzanine term debt facilities, Term Debt Facility 2016‑M1, to decrease borrowing capacity by $151 million.

On June 1, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑3, to decrease the borrowing capacity by $100 million and extend the final maturity date to June 1, 2023.

On July 10, 2020 we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑1, to extend the final maturity date to May 10, 2021.

On September 4, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑2, to extend the final maturity date to October 2, 2020 and on September 24, 2020, we extended the final maturity date to December 23, 2022.

On September 15, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Social Capital Hedosophia Corp. II (“SCH”) and Hestia Merger Sub Inc. (“Merger Sub”), a direct wholly owned subsidiary of SCH. Pursuant to the Merger Agreement, and subject to the approval of SCH’s shareholders and the Company’s shareholders, all of the equity interests in Opendoor will be converted into the right to receive 500 million shares of common stock of SCH. Upon consummation of the merger, Merger Sub will merge with and into Opendoor, the separate corporate existence of Merger Sub will cease and Opendoor will be the surviving corporation and a wholly owned subsidiary of SCH (the “Merger”). SCH shall immediately be renamed Opendoor Technologies Inc. The consummation of the Merger is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement.

As part of the Merger, Opendoor options will be converted into options to acquire shares of Opendoor Technologies Inc. Opendoor warrants exercisable prior to close of the Merger, will be converted into shares of Opendoor common stock prior to or concurrent with closing of the Merger and thereafter, exchanged for shares in Opendoor Technologies Inc. Any Opendoor warrants not exercised or exercisable at closing of the Transaction will be cancelled.

On September 14, 2020, the Company entered into a Convertible Notes Exchange Agreement (the “Exchange Agreement”) with the Convertible Note holders. Under the terms of the Exchange Agreement, the Convertible Note holders received rights to 13.3 million shares of the Company’s common stock (“Issuer Stock Rights”) upon the earlier of (i) immediately prior to the consummation of the Merger and (ii) March 13, 2021. The Issuer Stock Rights are received in full satisfaction of the outstanding principal and accrued interest on the Convertible Notes and such notes have been cancelled and of no further force or effect.

On January 6, 2020, the Company entered into an employment letter agreement with an executive, including an anticipated grant of 9,202,707 RSUs to the executive upon a listing event. The RSUs would vest upon the achievement of share price milestones and the executive’s continued employment. In August and September 2020, the Company’s board of directors and the majority of the Company’s preferred shareholders, respectively, approved an amendment and restatement of the letter agreement to clarify certain details regarding the terms of the anticipated grant. Under the amended and restated letter agreement, a listing event occurs if an initial public offering, direct listing of the Company’s common stock, or a merger with a special purpose acquisition company occurs before December 31, 2024.

In August and September 2020, the Company’s board of directors and the majority of the Company’s preferred shareholders, respectively, approved a grant of 2,160,000 RSUs to an executive. The RSUs, once granted, vest upon a four-year service-based requirement and a performance condition. The performance condition is met by the completion of a Company Listing Event.

On September 25, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2019‑1, to extend the final maturity date to March 4, 2022.

On September 25, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2019‑3, to increase borrowing capacity by $100 million and extend the final maturity date to August 21, 2023.

As a result of the amendments and other events subsequent to December 31, 2019, borrowing capacity under our non-recourse asset-backed financing facilities has increased by $28 million, from $3,380 million at December 31, 2019 to $3,408 million, of which $1,948 million is fully committed. Through August 31, 2020, the Company’s senior revolving credit facilities had a weighted average interest rate of 3.68%.

On September 25, 2020, we exercised an option to early terminate the San Francisco headquarters lease, effective September 30, 2021. In exercising our early termination option, we incurred and paid $5.2 million in early termination fees. We are contractually obligated to pay rent through the remaining amended lease term in the amount of $10.5 million.